Investments in Unconsolidated Joint Ventures, Recognition of Equity Gain/(Loss) in Unconsolidated Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	$ 3,086	$ 5,034	$ 6,066
California 19 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	16	509	399
Amortization of Basis Differences	(188)	(408)	(408)
Equity (loss)/gains in unconsolidated joint ventures	(172)	101	(9)
California 20 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	188	467	400
Amortization of Basis Differences	(189)	(409)	(409)
Equity (loss)/gains in unconsolidated joint ventures	$ (1)	$ 58	$ (9)